Severance Indemnities And Pension Plans (Reconciliation Of Fair Value Of Plan Assets Measured Using Unobservable Input) (Detail) (JPY ¥) In Millions, unless otherwise specified																																		12 Months Ended
	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2013 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2012 Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member]		Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]		Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Debt Securities [Member]		Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Non-Japanese Debt Securities [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Japanese Pooled Funds [Member] Other [Member]	Mar. 31, 2013 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investment Funds [Member]	Mar. 31, 2012 Level 3 [Member] Domestic Subsidiaries, Pension Benefits And SIP [Member] Other Investments [Member]	Mar. 31, 2013 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2013 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]	Mar. 31, 2013 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2012 Level 3 [Member] Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	¥ 1,920,577	¥ 1,750,784	¥ 24,802	[1]	¥ 41,638	[1]	¥ 19,593	¥ 19,667	¥ 729,104	¥ 616,256	¥ 71,933	¥ 81,361	¥ 17,623	¥ 41,242	¥ 147,151	¥ 133,828	¥ 81,022	¥ 111,386	¥ 233,081	¥ 182,791	¥ 190,130	¥ 33,315	[1]	¥ 10,382	[1]	¥ 13,720	¥ 11,372	¥ 171,136	[2]	¥ 152,394	[2]	¥ 7,310	¥ 1,197	¥ 55,487	¥ 52,957	¥ 5,995	[1]	¥ 6,356		¥ 87	¥ 93	¥ 8,308	¥ 8,814	¥ 5,807	¥ 6,313	¥ 2,501	¥ 2,501	¥ 41,097	¥ 37,694		¥ 12,626	¥ 10,338	¥ 12,282	¥ 9,982	¥ 344	¥ 356
Defined benefit plan, Realized gains (losses)																																		(341)	65	18		45		30			12		12			(389)	1	7
Defined benefit plan, Unrealized gains (losses)																																		5,448	1,652	409		298			(6)	1,042	444	1,042	444			3,997	917	(1)	2,283	542	1,075	577	1,208	(35)
Defined benefit plan, Purchases, sales and settlements																																		(4,871)	402	(248)		(637)		(117)		(3)	(962)	(3)	(962)			(4,503)	2,073	(72)	1,560	1,746	1,129	1,723	431	23
Defined benefit plan, Transfer into Level 3																																		8,429	586			108										8,429	412	66
Defined benefit plan, Transfer out of Level 3																																		(2,541)	(175)	(40)		(175)				(2,501)				(2,501)
Fair value of plan assets at end of fiscal year	¥ 1,920,577	¥ 1,750,784	¥ 24,802	[1]	¥ 41,638	[1]	¥ 19,593	¥ 19,667	¥ 729,104	¥ 616,256	¥ 71,933	¥ 81,361	¥ 17,623	¥ 41,242	¥ 147,151	¥ 133,828	¥ 81,022	¥ 111,386	¥ 233,081	¥ 182,791	¥ 190,130	¥ 33,315	[1]	¥ 10,382	[1]	¥ 13,720	¥ 11,372	¥ 171,136	[2]	¥ 152,394	[2]	¥ 7,310	¥ 1,197	¥ 61,611	¥ 55,487	¥ 6,134	[1]	¥ 5,995	[1]		¥ 87	¥ 6,846	¥ 8,308	¥ 6,846	¥ 5,807		¥ 2,501	¥ 48,631	¥ 41,097		¥ 16,469	¥ 12,626	¥ 14,486	¥ 12,282	¥ 1,983	¥ 344

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥828 million (0.05% of plan assets) and ¥471 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, and of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, which were held by UNBC at December 31, 2011 and 2012, respectively.